{Nuveen logo]


Nuveen Tax-Exempt
Money Market Fund, Inc.

Semiannual Report August 31, 1995

     CONTENTS

  3  Portfolio of investments
  9  Statement of net assets
 10  Statement of operations
 11  Statement of changes in net assets
 12  Notes to financial statements
 16  Financial highlights

PORTFOLIO OF INVESTMENTS          NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                      AUGUST 31, 1995

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.

 PRINCIPAL
 AMOUNT       DESCRIPTION                                 RATINGS* MARKET VALUE
-------------------------------------------------------------------------------
              ALABAMA - 6.0%
 $ 23,800,000 Birmingham Medical Clinic Board
               (University of Alabama Health Services
               Foundation), Variable Rate Demand Bonds,
               3.500%, 12/01/26+                              A-1+ $ 23,800,000
    5,935,000 Boaz Industrial Development Board
               (Parker-Hannifin Corporation Project),
               Variable Rate Demand Bonds,
               3.750%, 9/01/12+                               Aa-2    5,935,000
    4,000,000 Marshall County, Special Obligation
               School Refunding Warrants, Series 1994,
               Variable Rate Demand Bonds,
               3.700%, 2/01/12+                               A-1+    4,000,000
    4,975,000 Port City Medical Clinic Board Hospital
               Revenue Bonds Series 1992-A (Mobile
               Infirmary Association), Commercial
               Paper,
               3.800%, 10/20/95                             VMIG-1    4,975,000
-------------------------------------------------------------------------------
              ARIZONA - 2.2%
    6,500,000 Apache County Industrial Development PCR
               (Tucson Electric), Variable Rate Demand
               Bonds, 3.700%, 10/01/21+                     VMIG-1    6,500,000
    5,000,000 Maricopa County Union High School
               District No. 210 (Phoenix), Series 1995-
               A, Tax Anticipation Notes, 4.450%,
               7/31/96                                       SP-1+    5,019,816
    2,700,000 Pima County Industrial Development
               Authority (Tucson Retirement Center
               Project), Series 1988, Variable Rate
               Demand Bonds,
               3.550%, 1/01/09+                             VMIG-1    2,700,000
-------------------------------------------------------------------------------
              ARKANSAS - 0.8%
    3,000,000 Arkansas Hospital Equipment Finance
               Authority (Washington Regional Medical
               Center), Variable Rate Demand Bonds,
               3.760%, 10/01/98+                            VMIG-1    3,000,000
    1,885,000 Little Rock School District, Tax
               Anticipation Notes,
               4.200%, 12/28/95                              MIG-1    1,885,000
-------------------------------------------------------------------------------
              COLORADO - 0.7%
    4,180,000 Pitkin County Industrial Development
               (Aspen Skiing Company Project), Series
               1994A, Variable Rate Demand Bonds,
               3.550%, 4/01/16+                                A-1    4,180,000
-------------------------------------------------------------------------------
              CONNECTICUT - 3.6%
   23,000,000 Connecticut State Special Assessment
               Unemployment Compensation Advance Fund,
               Series 1993C, Commercial Paper,
               3.900%, 7/01/96                              VMIG-1   23,000,000
-------------------------------------------------------------------------------
              DISTRICT OF COLUMBIA - 4.7%
    4,400,000 District of Columbia General Obligation,
               General Fund Recovery, Variable Rate
               Demand Bonds, 4.200%, 6/01/03+                 A-1+    4,400,000
   25,500,000 District of Columbia General Obligation,
               Series 1991B-3, Variable Rate Demand
               Bonds, 4.200%, 6/01/03+                        A-1+   25,500,000
-------------------------------------------------------------------------------
              FLORIDA - 12.6%
   20,000,000 Florida Housing Finance Agency, Multi-
               Family, 1985 Series D
               (Kings Colony), Variable Rate Demand
               Bonds, 3.675%, 8/01/06+                      VMIG-1   20,000,000
    5,650,000 Florida Municipal Loan Council,
               Commercial Paper, 3.950%, 11/29/95           VMIG-1    5,650,000

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.--CONTINUED

 PRINCIPAL
 AMOUNT       DESCRIPTION                                 RATINGS* MARKET VALUE
-------------------------------------------------------------------------------
              FLORIDA (CONTINUED)
 $  2,400,000 Brevard County Housing Finance Authority,
               Multi-Family Housing (Shore View
               Apartments Projects), 1995, Variable
               Rate Demand Bonds, 3.750%, 2/01/15+            A-1+ $  2,400,000
   16,200,000 Dade County Water and Sewer System,
               Series 1994, Variable Rate Demand Bonds,
               3.450%, 10/05/22+                            VMIG-1   16,200,000
    6,900,000 Hialeah Hospital, Series 1989, Variable
               Rate Demand Bonds,
               3.950%, 2/01/14+                             VMIG-1    6,900,000
    7,000,000 Miami Health Facilities Authority (Miami
               Jewish Home and Hospital for the Aged,
               Inc.), Series 1992, Variable Rate Demand
               Bonds, 3.750%, 3/01/12+                        Aa-3    7,000,000
    3,340,000 Sarasota County Public Hospital District
               (Sarasota Memorial Hospital), Commercial
               Paper, 3.400%, 10/13/95                         A-1    3,340,000
              Sunshine State Governmental Financing
               Commission, Commercial Paper:
    4,600,000 3.350%, 10/12/95                              VMIG-1    4,600,000
   15,000,000 3.750%, 11/10/95                              VMIG-1   15,000,000
-------------------------------------------------------------------------------
              GEORGIA - 6.4%
    6,790,000 Chatham County, Tax Anticipation Notes,
               4.680%, 12/29/95                                N/R    6,794,794
    3,500,000 Cobb County, Tax Anticipation Notes,
               Series 1995, 5.000%, 12/29/95                 MIG-1    3,514,137
   15,000,000 Columbia Elderly Authority, Residential
               Care Facilities (Augusta Resource Center
               on Aging Inc.), Variable Rate Demand
               Bonds, 3.750%, 1/01/21+                        Aa-3   15,000,000
    3,000,000 Fulco County Hospital Authority (St.
               Joseph's Hospital of Atlanta) Revenue
               Anticipation Certificates, Commercial
               Paper,
               3.700%, 10/12/95                             VMIG-1    3,000,000
   13,000,000 Fulton County Housing Authority, Multi-
               Family Housing (Spring Creek Crossing
               Project), Variable Rate Demand Bonds,
               3.650%, 10/01/24+                              A-1+   13,000,000
-------------------------------------------------------------------------------
              IDAHO - 1.2%
    8,000,000 Nez Perce Pollution Control (Potlatch),
               Variable Rate Demand Bonds,
               3.600%, 12/01/14+                              A-1+    8,000,000
-------------------------------------------------------------------------------
              ILLINOIS - 5.9%
    5,000,000 Illinois Development Finance Authority
               (Chicago Symphony Orchestra Project),
               Variable Rate Demand Bonds, 3.700%,
               12/01/28+                                    VMIG-1    5,000,000
    2,500,000 Illinois Development Finance Authority
               (Jewish Charities), Fiscal Year 1995-
               96A, Variable Rate Demand Bonds, 3.750%,
               6/30/96                                        A-1+    2,500,000
    2,500,000 Illinois Development Finance Authority
               Revenue Bonds (Uhlich Children's Home
               Project), Series 1995, Variable Rate
               Demand Bonds, 3.650%, 6/01/15+                  A-1    2,500,000
    2,295,000 Illinois Health Facilities Authority
               (Alexian Brothers Medical Center
               Project), Commercial Paper, 3.350%,
               9/14/95                                        A-1+    2,295,000
    3,100,000 Illinois Health Facilities Authority
               (Children's Memorial Hospital), Variable
               Rate Demand Bonds, 3.650%, 11/01/15+         VMIG-1    3,100,000

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL
 AMOUNT       DESCRIPTION                                 RATINGS* MARKET VALUE
-------------------------------------------------------------------------------
              ILLINOIS (CONTINUED)
 $ 12,500,000 Chicago General Obligation, Variable Rate
               Demand Bonds,
               3.650%, 1/01/10+                             VMIG-1 $ 12,500,000
    6,600,000 Chicago O'Hare International Airport
               (American Airlines), Variable Rate
               Demand Bonds, 3.500%, 12/01/17+              VMIG-1    6,600,000
    3,500,000 Cook County General Obligation Bonds,
               Series 1993A, 3.500%, 11/15/95                  Aaa    3,500,000
-------------------------------------------------------------------------------
              INDIANA 0.5%
    3,400,000 Jasper County Pollution Control (Northern
               Indiana Public Service), Commercial
               Paper, 3.300%, 9/18/95                         A-1+    3,400,000
-------------------------------------------------------------------------------
              KANSAS - 0.9%
    6,000,000 Manhattan Industrial Development Board
               (Parker-Hannifin Corporation), Variable
               Rate Demand Bonds, 3.750%, 9/01/09+            Aa-2    6,000,000
-------------------------------------------------------------------------------
              KENTUCKY - 4.5%
   17,500,000 Louisville and Jefferson County,
               Metropolitan Sewer District, Series
               1995A, Variable Rate Demand Bonds,
               3.900%, 3/01/96                                 A-1   17,500,000
   11,500,000 Louisville and Jefferson County, Sewer
               and Drainage System, Subordinated
               Revenue Notes, Series 1995B, 3.900%,
               3/01/96                                         A-1   11,500,000
-------------------------------------------------------------------------------
              LOUISIANA - 1.7%
    7,000,000 Louisiana Public Facilities Authority
               (Schwegmann Westside Expressway
               Project), Industrial Development,
               Variable Rate Demand Bonds, 3.650%,
               12/01/12+                                       A-1    7,000,000
    4,000,000 Hammond Industrial Development Board
               (Schwegmann Westside Expressway
               Project), Variable Rate Demand Bonds,
               3.650%, 11/01/14+                               A-1    4,000,000
-------------------------------------------------------------------------------
              MARYLAND - 2.2%
   14,000,000 Maryland Economic Development
               Corporation, Adjustable Rate, Pooled
               Financing (Maryland Municipal Bond
               Fund), Series 1995, Variable Rate Demand
               Bonds, 3.700%, 6/01/20+                         A-1   14,000,000
-------------------------------------------------------------------------------
              MINNESOTA - 2.0%
    5,000,000 Bloomington Port Authority, Tax
               Increment, (Mall of America Project),
               Series 1995A, Variable Rate Demand
               Bonds,
               3.800%, 2/01/13+                             VMIG-1    5,000,000
    7,500,000 St. Paul Housing and Redevelopment
               Authority, Parking Revenue Bonds, Series
               1995B, Variable Rate Demand Bonds,
               3.700%, 8/01/17+                             VMIG-1    7,500,000
-------------------------------------------------------------------------------
              MISSOURI - 4.4%
   15,000,000 Missouri Health and Educational
               Facilities Authority, Health Facilities,
               (SSM Health Care Project), Series 1995B,
               Variable Rate Demand Bonds, 3.550%,
               6/01/22+                                       A-1+   15,000,000

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.--CONTINUED

 PRINCIPAL
 AMOUNT       DESCRIPTION                                 RATINGS* MARKET VALUE
-------------------------------------------------------------------------------
              MISSOURI (CONTINUED)
 $  5,000,000 St. Louis Tax and Revenue Anticipation
               Notes, General Revenue Fund, Series
               1995, 4.500%, 6/20/96                         MIG-1 $  5,026,767
    8,000,000 St. Louis Land Clearance Redevelopment
               Authority, Parking Facility, Series
               1989, Commercial Paper, 4.500%, 9/15/95      VMIG-1    8,000,000
-------------------------------------------------------------------------------
              NEBRASKA - 0.7%
    4,480,000 Scotts Bluff County Hospital Authority 1,
               Elderly Residential Facility, GNMA (West
               Village), Variable Rate Demand Bonds,
               3.800%, 12/01/31+                               A-1    4,480,000
-------------------------------------------------------------------------------
              NEW JERSEY - 0.9%
    6,058,800 Ocean Township Sewer Authority, 1985
               Series A, Variable Rate Demand Bonds,
               3.800%, 12/01/11+                               Aaa    6,058,800
-------------------------------------------------------------------------------
              NORTH CAROLINA - 3.0%
    2,925,000 Durham Public Improvement, Series A 1995,
               Bond Anticipation Notes, 3.900%, 2/21/96      MIG-1    2,930,369
    8,700,000 New Hanover County Industrial Facilities
               and Pollution Control Financing
               Authority (Gang-Nail Systems, Inc.),
               1984, Variable Rate Demand Bonds,
               3.750%, 12/01/99+                               P-1    8,700,000
    7,845,000 Wake County Industrial Facility and
               Pollution Control Finance Authority,
               1990A, Commercial Paper, 3.200%, 9/11/95        A-1    7,845,000
-------------------------------------------------------------------------------
              OHIO - 3.7%
   12,000,000 Ohio Air Quality Development Authority
               (Cleveland Electric), Commercial Paper,
               3.800%, 10/11/95                             VMIG-1   12,000,000
    4,300,000 Ohio Air Quality Development Authority,
               Pollution Control Revenue, Series 1985B
               (Cincinnati Gas and Electric Company),
               Commercial Paper, 3.900%, 11/06/95             A-1+    4,300,000
    1,000,000 Hamilton County Economic Development
               (Cincinnati Association for Performing
               Arts), Variable Rate Demand Bonds,
               3.650%, 6/15/05+                               A-1+    1,000,000
    5,200,000 Montgomery County (Miami Valley
               Hospital), Commercial Paper, 3.400%,
               10/16/95                                     VMIG-1    5,200,000
    1,100,000 University of Cincinnati General
               Receipts, Bond Anticipation Notes,
               5.000%, 3/21/96                               MIG-1    1,102,027
-------------------------------------------------------------------------------
              OKLAHOMA - 1.1%
    6,850,000 Holdenville Industrial Authority
               Correctional Facility, Series 1995,
               Variable Rate Demand Bonds, 3.650%,
               7/01/15+                                     VMIG-1    6,850,000
-------------------------------------------------------------------------------
              PENNSYLVANIA - 2.5%
    5,000,000 Quakertown Hospital Authority (HPS Group
               Pooled Financing), Variable Rate Demand
               Bonds, 3.600%, 7/01/05+                      VMIG-1    5,000,000
   11,045,000 Washington County Authority, Higher
               Education Pooled Equipment Lease, Series
               1985A, Variable Rate Demand Bonds,
               3.650%, 11/01/05+                            VMIG-1   11,045,000

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL
 AMOUNT       DESCRIPTION                                 RATINGS* MARKET VALUE
-------------------------------------------------------------------------------
              SOUTH DAKOTA - 0.8%
 $  5,000,000 South Dakota Health and Education
               Facility (McKennan Hospital), Series
               1994, Variable Rate Demand Bonds,
               3.800%, 7/01/14+                             VMIG-1 $  5,000,000
-------------------------------------------------------------------------------
              TENNESSEE - 5.4%
   17,300,000 Clarksville Public Building Authority,
               Adjustable Rate Revenue, Pooled
               Financing Bonds, Series 1994, 3.700%,
               6/01/24+                                        A-1   17,300,000
    5,150,000 Hamilton County Industrial Development
               Board (Tennessee Aquarium-Imax Theater),
               Variable Rate Demand Bonds,
               3.700%, 3/01/15+                                A-1    5,150,000
   12,000,000 Montgomery County Public Building
               Authority, Adjustable Rate Pooled
               Financing, Series 1995, Tennessee
               Company, Loan Pool, 3.700%, 3/01/25+            A-1   12,000,000
-------------------------------------------------------------------------------
              TEXAS - 10.1%
   10,000,000 Texas Tax and Revenue Anticipation Notes,
               Series 1995A,
               4.750%, 8/30/96 (WI)                          MIG-1   10,062,200
   11,700,000 Texas Health Facilities Development
               Corporation (North Texas Pooled Health
               Program), Variable Rate Demand Bonds,
               3.550%, 5/31/25+                             VMIG-1   11,700,000
   12,200,000 Texas Small Business Industrial
               Development Corporation, Variable Rate
               Demand Bonds, 3.600%, 7/01/26+               VMIG-1   12,200,000
   10,010,000 Bexar County Health Facilities
               Development Corporation, Retirement
               Community, Variable Rate Demand Bonds,
               3.550%, 3/01/12+                               A-1+   10,010,000
    5,565,000 Gulf Coast Industrial Development
               Authority, Marine Terminal (Amoco
               Project), Series 1985, Commercial Paper,
               3.800%, 12/01/95                             VMIG-1    5,565,000
   10,000,000 Harris County, Tax Anticipation Notes,
               Series 1995, 4.250%, 2/28/96                  MIG-1   10,017,900
    3,000,000 Plano Health Facilities Development
               Corporation (Children's and Presbyterian
               Health Care) Commercial Paper, 3.650%,
               10/31/95                                     VMIG-1    3,000,000
    1,900,000 San Antonio Industrial Development
               Authority (Rivercenter Associates
               Project), Variable Rate Demand Bonds,
               3.700%, 12/01/12+                              Aa-3    1,900,000
-------------------------------------------------------------------------------
              UTAH - 0.3%
    2,000,000 Davis County, Tax Anticipation Notes,
               1995, 4.250%, 12/29/95                          N/R    2,004,472
-------------------------------------------------------------------------------
              VIRGINIA - 0.3%
    1,950,000 Rockbridge County Industrial Development
               Authority (Safeway Inc. Project), Series
               1992, Commercial Paper, 3.800%, 2/01/96        A-1+    1,950,000
-------------------------------------------------------------------------------
              WASHINGTON - 3.0%
   18,945,000 Washington State Housing Finance
               Commission (Emerald Heights Project),
               Variable Rate Demand Bonds,
               3.350%, 1/01/21+                                A-1   18,945,000
-------------------------------------------------------------------------------
              WISCONSIN - 3.4%
    8,000,000 Wisconsin Health and Educational Facility
               Authority (Felician Health Care,
               Inc), Variable Rate Demand Bonds,
               3.800%,  1/01/19+                            VMIG-1    8,000,000
   10,000,000 Madison Metropolitan School District, Tax
               Anticipation Promissory Note, 4.500%,
               2/21/96                                         N/R   10,039,180

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.--CONTINUED

 PRINCIPAL
 AMOUNT       DESCRIPTION                                 RATINGS* MARKET VALUE
-------------------------------------------------------------------------------
              WISCONSIN (CONTINUED)
 $  3,935,000 River Falls Commercial Development
               (Erdeco Partnership Project), Variable
               Rate Demand Bonds, 4.500%, 11/01/13+           Aa-3 $  3,935,000
-------------------------------------------------------------------------------
              WYOMING - 2.4%
    7,500,000 Converse County Pollution Control
               (Pacificorp), Series 1992, Commercial
               Paper, 3.900%, 10/18/95                      VMIG-1    7,500,000
    2,675,000 Douglas Industrial Development (Safeway
               Incorporated Project), Commercial Paper,
               3.950%, 12/01/95                               A-1+    2,675,000
    5,000,000 Gillette Pollution Control (Pacificorp
               Project), Series 1988, Commercial Paper,
               3.650%, 9/08/95                                A-1+    5,000,000
-------------------------------------------------------------------------------
 $627,483,800 Total Investments - 97.9%                             627,680,462
-------------------------------------------------------------------------------
-------------------
              Other Assets Less Liabilities - 2.1%                   13,174,196
-------------------------------------------------------------------------------
              Net Assets - 100%                                    $640,854,658

--------------------------------------------------------------------------------
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
(WI) Security purchased on a when-issued basis (note 1).
See accompanying notes to financial statements.

STATEMENT OF NET ASSETS           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                      AUGUST 31, 1995

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.

-----------------------------------------------------
  ASSETS
  Investments in short-term municipal
   securities, at amortized cost (note
   1)                                    $627,680,462
  Cash                                     32,652,334
  Interest receivable                       3,014,520
  Other assets                                 35,419
                                         ------------
    Total assets                          663,382,735
                                         ------------

  LIABILITIES
  Payable for investments purchased        20,155,785
  Accrued expenses:
   Management fees (note 3)                   235,012
   Other                                      194,073
  Dividends payable                         1,943,207
                                         ------------
    Total liabilities                      22,528,077
                                         ------------
  Net assets applicable to shares
   outstanding
   (note 4)                              $640,854,658
                                         ------------

  Shares outstanding                      640,854,658
                                         ------------

  Net asset value, offering and
   redemption price per share (net
   assets divided by shares outstanding) $       1.00
                                         ------------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended August 31, 1995 (Unaudited)

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.

------------------------------------------------------
  INVESTMENT INCOME
  Tax-exempt interest income (note 1)      $14,442,942
                                           -----------
  Expenses:
   Management fees (note 3)                  1,441,116
   Shareholders' servicing agent fees and
    expenses                                    10,754
   Custodian's fees and expenses                79,489
   Directors' fees and expenses (note 3)         5,395
   Professional fees                            21,891
   Shareholders' reports--printing and
    mailing expenses                            16,968
   Federal and state registration fees          22,083
   Other expenses                               22,243
                                           -----------
    Total expenses                           1,619,939
                                           -----------
    Net investment income                   12,823,003
  Net gain from investment transactions         11,286
                                           -----------
  Net increase in net assets from
   operations                              $12,834,289
                                           -----------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETSNUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                      AUGUST 31, 1995

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

                                                Six months     Year  ended
                                              ended 8/31/95      2/28/95
-----------------------------------------------------------------------------
  OPERATIONS
  Net investment income                       $   12,823,003  $   21,878,612
  Net realized gain (loss) from investment
   transactions                                       11,286         (30,535)
                                              --------------  --------------
  Net increase in net assets from operations      12,834,289      21,848,077
                                              --------------  --------------

  DISTRIBUTIONS TO SHAREHOLDERS (note 1)         (12,834,289)    (21,848,077)
                                              --------------  --------------

  COMMON SHARE TRANSACTIONS
   (at constant net asset value of $1 per
    share) (note 1)
  Net proceeds from sale of shares             1,895,166,058   5,126,352,054
  Net asset value of shares issued to
   shareholders due to reinvestment of
   distributions from net investment income
   and from net realized gains from
   investment transactions                         3,972,878       5,501,313
                                              --------------  --------------
                                               1,899,138,936   5,131,853,367
  Cost of shares redeemed                     (2,017,527,931) (5,348,442,330)
                                              --------------  --------------
  Net increase (decrease) in net assets
   derived from Common share transactions       (118,388,995)   (216,588,963)
  Net assets at the beginning of period          759,243,653     975,832,616
                                              --------------  --------------
  Net assets at the end of period             $  640,854,658  $  759,243,653
                                              --------------  --------------

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.
                 1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES The Nuveen Tax-Exempt Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with generally accepted accounting principles.

Securities Valuation
                 Investments consist of short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are traded and valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at August 31, 1995, the dollar-weighted average life was 44 days).

Securities Transactions
                 Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of its purchase commitments. At August 31, 1995, there were such purchase commitments of $10,062,200.

Interest Income  Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders
                 Net investment income, adjusted for realized short-term gains and losses on investment transactions, is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end.

Federal Income Taxes
                 The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of its net investment income, including any net realized gains from investments, to shareholders. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax exempt status when distributed to shareholders.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995



Insurance Commitments
                 The Fund has obtained commitments (each a "Commitment") from Municipal Bond Investors Assurance Corporation ("MBIA") with respect to certain designated bonds held by the Fund for which credit support is furnished by banks ("Approved Banks") approved by MBIA under its established credit approval standards. Under the terms of a Commitment, if the Fund were to determine that certain adverse circumstances relating to the financial condition of the Approved Bank had occurred, the Fund could cause MBIA to issue a "while-in-fund" insurance policy covering the underlying bonds; after time and subject to further terms and conditions, the Fund could obtain from MBIA an "insured-to-maturity" insurance policy as to the covered bonds. Each type of insurance policy would insure payment of interest on the bonds and payment of principal at maturity. Although such insurance would not guarantee the market value of the bonds or the value of the Fund's shares, the Fund believes that its ability to obtain insurance for such bonds under such adverse circumstances will enable the Fund to hold or dispose of such bonds at a price at or near their par value.

Derivative Financial Instruments
                 In October 1994, the Financial Accounting Standards Board
                 (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 1995, other than occasional purchases of high quality synthetic money market securities which were held temporarily pending the re-investment in long-term portfolio securities.

                 2. SECURITIES TRANSACTIONS
                 Purchases and sales (including maturities) of investment securities during the six months ended August 31, 1995, aggregated $1,699,982,134 and $1,835,124,392, respectively.
                  For federal income tax purposes, the cost of investments
                 owned at August 31, 1995, was the same as the cost for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.

                 3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Under the Fund's investment management agreement with Nuveen Advisory Corp. ("the Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays to the Adviser an annual management fee, payable monthly, as follows:

            AVERAGE DAILY NET ASSET VALUE       MANAGEMENT FEE
                 ---------------------------------------------
            For the first $500,000,000            .400 of 1%
            For the next $500,000,000             .375
            For the next $1,000,000,000           .350
            For net assets over $2,000,000,000    .325


                 The management fee is reduced by, or the Adviser assumes certain Fund expenses in an amount necessary to prevent the Fund's total expenses (including the Adviser's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .45 of 1% of the average daily net asset value of the Fund.

                 The management fee referred to above compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Fund pays no compensation directly to its Directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser.

                 4. COMPOSITION OF NET ASSETS
                 At August 31, 1995, the Fund had 5 billion shares of $.01 par value common stock authorized. Net assets consisted of $640,854,658 capital paid in.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995


                 5. INVESTMENT COMPOSITION
                 The Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At August 31, 1995, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:


                 ------------------------------
            Revenue bonds:
             Health care facilities         26%
             Pollution control facilities   18
             Water/Sewer facilities          8
             Housing facilities              6
             Lease rental facilities         3
             Transportation                  2
             Educational facilities          1
             Other                          14
            General obligation bonds        22
                 ------------------------------
                                           100%

                 At August 31, 1995, 89% of the investments owned by the Fund have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

                 For additional information regarding each investment security, refer to the Portfolio of Investments.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                    Income from investment
                                          operations              Less distributions
                                   -----------------------------------------------------

                                               Net realized
                                                        and
                      Net asset                  unrealized     Dividends
                          value           Net   gain (loss)      from net  Distributions
                      beginning    investment          from    investment           from
                      of period        income   investments        income  capital gains

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 6 months ended
 8/31/95                 $1.000         $.018           $--        $(.018)           $--
 Year ended 2/28,
 1995                     1.000          .027            --         (.027)            --
 1994                     1.000          .020            --         (.020)            --
 1993                     1.000          .026            --         (.026)            --
 10/01/91 to
 2/29/92                  1.000          .016            --         (.016)            --
 Year ended 9/30,
 1991                     1.000          .049            --         (.049)            --
 1990                     1.000          .058            --         (.058)            --
 1989                     1.000          .060            --         (.060)            --
 1988                     1.000          .049            --         (.049)            --
 1987                     1.000          .041            --         (.041)            --
 1986                     1.000          .048            --         (.048)            --
 1985                     1.000          .052            --         (.052)            --
----------------------------------------------------------------------------------------

* Annualized.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995
--------------------------------------------------------------------------------

                                    Ratio/supplemental data
                      ----------------------------------------------------
   Net
 asset   Total return                                         Ratio of net
 value             on     Net assets            Ratio of investment income
end of      net asset  end of period expenses to average        to average
period          value (in thousands)          net assets        net assets

--------------------------------------------------------------------------
--------------------------------------------------------------------------

$1.000          1.76%     $  640,855               .44%*            3.48%*

 1.000           2.69        759,244                 .44              2.65
 1.000           2.04        975,833                 .42              2.04
 1.000           2.57      1,597,014                 .40              2.58

 1.000           1.56      2,332,021                .39*             3.71*

 1.000           4.85      1,927,583                 .38              4.81
 1.000           5.75      1,800,966                 .40              5.74
 1.000           6.00      1,756,725                 .39              6.02
 1.000           4.89      2,044,479                 .39              4.90
 1.000           4.09      1,927,003                 .39              4.09
 1.000           4.77      2,472,401                 .40              4.71
 1.000           5.22      1,913,875                 .40              5.18
--------------------------------------------------------------------------

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For nearly 100 years,
Nuveen has earned its
reputation as a tax-free income
specialist by focusing on
municipal bonds.


Your
investment
partner

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships within these groups based on trust and value is the key to successful investing.
  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.
  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.



[Nuveen logo]
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286


OEF4-10.95

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